First Trust S&P 500 Diversified Free Cash Flow ETF Shareholder Fees	Dec. 31, 2025
First Trust S&P 500 Diversified Free Cash Flow ETF | First Trust S&P 500 Diversified Free Cash Flow ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%